Cover page	Jan. 14, 2026
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 14, 2026
Entity Registrant Name	Everus Construction Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42276
Entity Tax Identification Number	99-1952207
Entity Address, Address Line One	1730 Burnt Boat Drive
Entity Address, City or Town	Bismarck
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58503
City Area Code	701
Local Phone Number	221-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ECG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0002015845
Amendment Flag	true
Amendment Description	This amendment No. 1 to the Current Report on Form 8-K ("Amendment No. 1") amends the Current Report on Form 8-K filed by Everus Construction Group, Inc. (the "Company") with the Securities and Exchange Commission ("SEC") on January 21, 2026 (the "January 21, 2026 Form 8-K"), in connection with changes in the Company's certifying accountant. The Company is filing this Amendment No. 1 to provide the specific date of dismissal of Deloitte & Touche LLP ("Deloitte") as the Company's independent registered public accounting firm and to update the disclosures required by Item 304(a) of Regulation S-K. Except as disclosed herein, there were no other changes to the January 21, 2026 Form 8-K.